CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Proceeds Fom Convertible Promissory Note									$ 300,000
Imputed Interest									0	$ 2,000
Settlement Of A Convertible Note Payable									35,000
Notes Payable Outstanding					$ 50,000		$ 50,000		50,000	1,435,000
Interest Expense Related To Convertible Notes Payable									11,000	51,000
Promissory Note					0	$ 0	0	$ 0		2,227,000
Interest Expenses					(34,000)	(42,000)	(47,000)	(46,000)	(7,000)	$ (239,000)
Amortization Expenses					0	392,000	0	409,000
Convertible Note Payables, Interest Expense					10,000	$ 10,000	$ 3,000	20,000
Interest Rate										10.00%
Risk Free Rate							0.90%
Interest Expense							$ 3,000	0	0	$ 29,000
Imputed Interest									3,000	40,000
October 2020 [Member]
Fair Market Value Of The Embedded Conversion Feature					1,000		$ 1,000		$ 13,000
Interest Rate							10.00%		10.00%
Risk Free Rate							63.96%		0.87%
Volality Rate							1.26%		63.22%
Term Period							1 year		3 years
Interest Expense					$ 1,000		$ 3,000	$ 1,000	$ 3,000
Warrants Exercise Price							$ 2.25		$ 2.25
Gross Proceeds							$ 50,000		$ 50,000
Amortization Of Discount									$ 37,000
Issuance Of Warrants							6,667		6,667
Convertible Notes Two [Member]
Promissory Note										$ 1,000,000
Interest Rate										10.00%
Common Stock Shares Exercise Price										$ 3.00
Warrants Exercise Price										$ 0.75
Loan Fees										$ 120,000
Warrants Received										66,667
Interest Expense										$ 34,000
Additional Warrants Shares Of Common Stock										66,667
Convertible Notes Three [Member]
Promissory Note									$ 335,000	$ 0
Interest Rate		10.00%
Term Period		3 years
Conversion Of Stock		228,201
Maturity Date		Dec. 07, 2020
Warrants Exercise Price		$ 1.95
Issuance Of Restricted Shares Of Common Stock		106,667
Common Stock Conversion Price		$ 3.00
Total Discount		$ 300,000
Gross Proceeds	$ 52,500	$ 247,500
Imputed Interest									$ 0	1,000
Convertible Notes One [Member]
Promissory Note										$ 200,000
Interest Rate										10.00%
Common Stock Shares Exercise Price										$ 3.75
Warrants Exercise Price										$ 3.75
Loan Fees										$ 10,000
Warrants Received										66,667
Interest Expense										$ 8,000
Interest Expense, Convertible Note Payables										22,000
Convertible Notes [Member] | Lendor [Member]
Promissory Note			$ 50,000	$ 100,000						$ 200,000
Fair Market Value Of The Embedded Conversion Feature			$ 10,000	$ 28,000
Interest Rate			10.00%	10.00%						10.00%
Risk Free Rate			0.80%	0.80%
Volality Rate			65.81%	65.81%
Term Period			1 year	1 year
Prospective Interest Rate			20.00%	20.00%
Common Stock Shares Exercise Price										$ 3.75
Warrants Exercise Price										$ 3.75
Loan Fees										$ 10,000
Warrants Received										13,333
Interest Expense										$ 9,000
Interest Expense, Convertible Note Payables										$ 25,000
Conversion Of Stock			18,646
Accrued Interest				$ 19,000
Outstanding Principal				$ 100,000